Balances and transactions with related parties: Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related parties:
Revenue	$ 31,332,787	$ 25,821,644	$ 25,313,882
Technical assistance	(400,838)	(715,462)	(643,891)
Leasing	(6,206)	(5,773)
Autobuses de Oriente, S. A. de C. V. (Stockholder)
Related parties:
Revenue	19,352	20,162	15,899
Autobuses Golfo Pacfico, S. A. de C. V. (Stockholder)
Related parties:
Revenue	9,515	8,306	7,616
Coordinados de Mxico de Oriente, S. A. de C. V. (Stockholder)
Related parties:
Revenue	60	202	189
Related parties
Related parties:
Leasing	$ (6,206)	$ (5,773)	$ (4,610)